Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jul. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents		$ 30,489		$ 60,155	$ 85,265
Restricted cash amounted		$ 628,513		$ 656,625
Account receivable percentage		87.24%		87.24%
Revenue percentage		100.00%	84.78%
Allowance for expected credit losses accounts		$ 616,448		$ 616,505	194,957
Impairment of equity investments		$ 0	$ 0	$ 0	0
Labor pension fund per month		6.00%		6.00%
Monthly contribution of employees salaries		6.00%		6.00%
Employee benefits expensed as incurred		$ 2,379	2,804	$ 13,031	10,314
Employee stock-based compensation expenses		1,935,755	0	0	1,241,930
Total non-employee stock-based compensation expenses		$ 609,240	$ 366,489	$ 1,635,708	$ 5,794,848
Tax benefit percentage		50.00%		50.00%
Stock reverse split description	On July 25, 2023, the Company filed a Certificate of Amendment to its Articles of Incorporation authorizing a 1-for-10 reverse stock split of the issued and outstanding shares of its common stock.
Account receivable percentage				87.24%
Total account receivable percentage					71.89%
Total revenues percentage				80.04%	93.22%
Restricted cash		$ 628,513		$ 656,625	$ 1,306,463
Amortization period of the promissory note				18 years
Board of Directors Chairman [Member]
Summary of Significant Accounting Policies [Line Items]
Total account receivable percentage					16.62%